Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2002

Dear Shareholder:

The fiscal year ended May 31, 2002, began with the U.S. economy mired in recession. Fiscal and monetary policy during this period focused on stimulating economic growth. The Federal Reserve Board cut the benchmark federal funds rate by a total of 475 basis points (4.75 percent) in 2001, its most aggressive monetary-policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives shortly after the September terrorist attacks. By the end of 2001 and early into 2002, the pace of economic activity started to improve as inventories were replenished in earnest. Gross domestic product (GDP) grew at an annual rate of 5.8 percent during the first quarter of 2002, far above consensus expectations. Since then, however, the rebound has slowed amid mixed economic data.

During the period under review, the stock market declined nearly 14 percent, as measured by the Standard & Poor's 500 Index (S&P 500). At first the index's return was dominated by economically sensitive or pro-cyclical stocks, whose sharp rise lost steam two months after a surprise rate cut in April and as the effects of the economic slowdown began to spread. Following the terrorist attacks in September the market dropped sharply, only to reverse course with feverish buying pressure. Technology stocks and value-sector cyclicals (e.g., heavy industry, transportation, basic resources and consumer durables) led the surge. Since early January, however, there has been a tug of war between cyclical forces and investors' concerns about corporate governance, balance sheet integrity and the magnitude of the economic recovery. Looking past the robust economic recovery in January and early February, the stock market -- dominated by such high-profile corporate implosions as Tyco, WorldCom, Qwest and Adelphia -- has been in decline.

Performance and Portfolio Strategy

For the 12-month period ended May 31, 2002, Morgan Stanley Equity Fund's Class A, B, C and D shares returned -19.46 percent, -20.03 percent, -19.97 percent and -19.30 percent, respectively. During the same period, the Fund's benchmark, the S&P 500, posted a return of -13.83 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the performance of the Fund to that of the S&P 500.

According to Morgan Stanley Investments, LP, the Fund's sub-advisor, the Fund underperformed its benchmark index because of its underweighting of pro-cyclical stocks. The penalty for being

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

underweighted was large, as economically sensitive stocks within the benchmark index outperformed the overall index return by 15 percentage points. The Fund's performance was adversely affected by such holdings as Kmart, Tyco and Dynegy.

The sub-advisor utilizes quantitative and qualitative research in an effort to identify stocks with good earnings fundamentals at reasonable valuations. For risk management, the investment themes appropriately reflect the most promise for that phase of the economic cycle. At the beginning of the fiscal year, the Fund held defensive stocks that were well-priced for a slumping economy (i.e., overweightings in health care, consumer staples and less-cyclical holdings within publishing and broadcasting, and underweightings in technology and consumer cyclicals). The sub-advisor believes that this was the correct strategy for an economic slowdown. However, the market was still in its euphoric phase following the Federal Reserve's April surprise rate cut. This had liberated powerful market reactions, which disproportionately rewarded pro-cyclical positions, especially technology stocks. The market ignored earnings and valuation dynamics in technology stocks, which were poor and still deteriorating, instead treating the stocks as though they were at a cyclical inflection point. Accordingly, the Fund had difficulty keeping pace and lost ground.

Following the September terrorist attacks, the market rebounded sharply on the strength of technology, consumer and industrial cyclicals. The Fund participated in most of the bounce, but not all, due primarily to its underweighting in surging high price-earnings, large-cap technology stocks. By the end of 2001, the constant flow of negative earnings preannouncements had begun to reverse, more realistic company earnings expectations started to emerge and solid economic signals began to support the possibility for substantive pro-cyclical scenarios. As a result, the Fund's technology exposure was increased and its health care and consumer staples were trimmed. These actions produced a less defensive and more pro-cyclical balance, which is reflected in the current portfolio.

On May 31, 2002, the Fund continued to overweight moderately both value-oriented cyclicals (e.g., Air Products & Chemicals, J.P. Morgan Chase and Cooper Cameron) and growth/cyclicals (e.g., Taiwan Semiconductor, Motorola, Viacom and Analog Devices). The Fund's largest sector underweightings were retail, financial services (primarily insurance) and electric utilities.

Looking Ahead

The Fund's sub-advisor believes that a modest economic recovery is under way, supported by continued fiscal stimulus, an accommodative Federal Reserve, unambiguous inventory rebuilding, low mortgage rates and active consumers. The earnings outlook for cyclical stocks within the

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2002 continued

S&P 500 universe continues to outpace the forward estimates of the non-cyclical components of the universe, which is typical during economic recoveries. However, investors continue to uncover and punish the dubious accounting practices of many high-profile corporations, casting a pall on the overall market. On the whole, these discoveries seem to be company specific, as opposed to being a secular revaluation of the entire market. The sub-advisor remains cautiously optimistic that the economic rebound will continue and that the broad markets should stabilize to more closely track the performance of the underlying economy.

We appreciate your ongoing support of Morgan Stanley Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Equity Fund
FUND PERFORMANCE - MAY 31, 2002

    GROWTH OF $10,000
    ($ in Thousands)
[LINE GRAPH]

JULY 29, 1998                         10000               10000               10000               10000               9475
-------------                         -----               -----               -----               -----               ----
August 31, 1998                      8230.00             8518.00             8220.00             8220.00             7788.00
November 30, 1998                    9780.00            10395.00             9750.00             9750.00             9267.00
February 28, 1999                   10560.00            11098.00            10500.00            10500.00             9987.00
May 31, 1999                        11790.00            11706.00            11690.00            11710.00            11143.00
August 31, 1999                     11470.00            11910.00            11350.00            11370.00            10839.00
November 30, 1999                   12200.00            12567.00            12030.00            12070.00            11522.00
February 29, 2000                   12819.00            12399.00            12619.00            12639.00            12099.00
May 31, 2000                        13020.00            12332.00            12780.00            12800.00            12270.00
August 31, 2000                     13996.00            13852.00            13705.00            13725.00            13184.00
November 30, 2000                   12005.00            12035.00            11724.00            11744.00            11299.00
February 28, 2001                   11363.00            11382.00            11070.00            11101.00            10701.00
May 31, 2001                        11271.00            11566.00            10955.00            10986.00            10603.00
August 31, 2001                     10066.00            10474.00             9757.00             9789.00             9460.00
November 30, 2001                    9963.00            10565.00             9630.00             9662.00             9361.00
February 28, 2002                    9442.00            10301.00             9107.00             9128.00             8868.00
May 31, 2002                         9096.00             9966.00             8609.00             8792.00             8540.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED 5/31/02
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                     (19.46)%(1) (23.68)%(2)
Since Inception (7/29/98)  (2.67)%(1)  (4.03)%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                     (19.97)%(1) (20.77)%(2)
Since Inception (7/29/98)  (3.30)%(1)  (3.30)%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                     (20.03)%(1) (24.01)%(2)
Since Inception (7/29/98)  (3.39)%(1)  (3.83)%(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                     (19.30)%(1)
Since Inception (7/29/98)  (2.44)%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on May 31,
     2002.
(4)  The Standard and Poor's 500 Index (S&P 500(R)) is a
     broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for
     market size, liquidity and industry group representation.
     The Index does not include any expenses, fees or charges.
     The Index is unmanaged and should not be considered an
     investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2002

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.2%)
              Aerospace & Defense
              (1.2%)
   43,900     Boeing Co. ..............  $  1,872,335
    6,700     Northrop Grumman
               Corp. ..................       812,777
                                         ------------
                                            2,685,112
                                         ------------
              Alternative Power
              Generation (0.3%)
   66,000     Calpine Corp.*...........       636,240
                                         ------------
              Aluminum (0.2%)
    9,200     Alcoa, Inc. .............       321,816
                                         ------------
              Apparel/Footwear Retail
              (0.6%)
   65,600     Limited (The), Inc. .....     1,376,944
                                         ------------
              Auto Parts: O.E.M. (0.7%)
   93,200     Delphi Automotive Systems
               Corp. ..................     1,467,900
                                         ------------
              Beverages: Alcoholic
              (0.6%)
   26,500     Anheuser-Busch Companies,
               Inc. ...................     1,367,665
                                         ------------
              Beverages: Non-Alcoholic
              (2.9%)
  111,400     Coca Cola Co. ...........     6,189,384
                                         ------------
              Biotechnology (0.7%)
   30,900     Amgen Inc.*..............     1,471,767
                                         ------------
              Building Products (0.5%)
   41,100     Masco Corp. .............     1,095,726
                                         ------------
              Cable/Satellite TV (0.3%)
   20,700     Comcast Corp. (Class A
               Special)*...............       582,912
                                         ------------
              Casino/Gaming (0.3%)
   60,900     Park Place Entertainment
               Corp.*..................       688,170
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Chemicals: Specialty
              (1.1%)
   45,400     Air Products & Chemicals,
               Inc. ...................  $  2,276,810
                                         ------------
              Computer Communications
              (1.4%)
   63,300     Brocade Communications
               Systems, Inc.*..........     1,243,845
  112,400     Cisco Systems, Inc.*.....     1,773,672
                                         ------------
                                            3,017,517
                                         ------------
              Computer Processing
              Hardware (2.9%)
   35,200     Dell Computer Corp.*.....       945,120
  179,216     Hewlett-Packard Co. .....     3,421,233
    6,500     International Business
               Machines Corp. .........       522,925
  179,800     Sun Microsystems,
               Inc.*...................     1,238,822
                                         ------------
                                            6,128,100
                                         ------------
              Contract Drilling (2.0%)
   40,900     ENSCO International
               Inc. ...................     1,339,475
   19,300     GlobalSantaFe Corp. .....       651,375
    6,800     Nabors Industries,
               Ltd.*...................       298,520
   43,700     Noble Corp.*.............     1,871,234
                                         ------------
                                            4,160,604
                                         ------------
              Data Processing Services
              (0.2%)
   22,000     Amdocs Ltd.
               (Guernsey)*.............       409,200
                                         ------------
              Department Stores (0.8%)
   22,500     Kohl's Corp.*............     1,687,500
                                         ------------
              Discount Stores (2.4%)
   95,700     Wal-Mart Stores, Inc. ...     5,177,370
                                         ------------
              Drugstore Chains (0.4%)
   24,800     CVS Corp. ...............       794,344
                                         ------------
              Electric Utilities (1.7%)
   74,400     Duke Energy Corp. .......     2,381,544
   22,700     Exelon Corp. ............     1,214,223
                                         ------------
                                            3,595,767
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Components
              (0.2%)
   53,200     Solectron Corp.*.........  $    429,856
                                         ------------
              Electronic Equipment/
              Instruments (0.3%)
   26,100     Agilent Technologies,
               Inc.*...................       688,257
                                         ------------
              Electronic Production
              Equipment (0.5%)
   38,100     Teradyne, Inc.*..........     1,031,748
                                         ------------
              Finance/Rental/ Leasing
              (2.3%)
   27,900     Freddie Mac..............     1,828,845
   83,500     MBNA Corp. ..............     3,023,535
                                         ------------
                                            4,852,380
                                         ------------
              Financial Conglomerates
              (5.5%)
   90,500     American Express Co. ....     3,847,155
   95,966     Citigroup, Inc. .........     4,143,812
   94,100     J.P. Morgan Chase &
               Co. ....................     3,382,895
   19,400     Principal Financial
               Group, Inc.*............       589,760
                                         ------------
                                           11,963,622
                                         ------------
              Food Retail (0.8%)
   54,000     Kroger Co.*..............     1,206,900
   11,100     Safeway Inc.*............       451,215
                                         ------------
                                            1,658,115
                                         ------------
              Food: Major Diversified
              (1.5%)
   13,400     General Mills, Inc. .....       609,700
   38,300     Unilever N.V.
               (Netherlands)...........     2,509,416
                                         ------------
                                            3,119,116
                                         ------------
              Gas Distributors (0.5%)
  129,200     Dynegy Inc. (Class A)....     1,148,588
                                         ------------
              Home Improvement Chains
              (1.3%)
   65,350     Home Depot, Inc. (The)...     2,724,442
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Hospital/Nursing
              Management (0.4%)
   17,300     HCA Inc. ................  $    849,949
                                         ------------
              Household/Personal Care
              (1.8%)
   30,200     Avon Products, Inc. .....     1,599,090
   34,100     Gillette Co. ............     1,212,937
   11,700     Procter & Gamble Co. ....     1,047,735
                                         ------------
                                            3,859,762
                                         ------------
              Industrial Conglomerates
              (6.3%)
  216,300     General Electric Co. ....     6,735,582
   48,000     Honeywell International,
               Inc. ...................     1,881,600
  140,600     Tyco International Ltd.
               (Bermuda)...............     3,086,170
   26,500     United Technologies
               Corp. ..................     1,825,055
                                         ------------
                                           13,528,407
                                         ------------
              Information Technology
              Services (0.4%)
   17,900     Electronic Data Systems
               Corp. ..................       945,478
                                         ------------
              Insurance Brokers/
              Services (0.4%)
    8,700     Marsh & McLennan
               Companies, Inc. ........       877,830
                                         ------------
              Integrated Oil (2.3%)
   11,800     Amerada Hess Corp. ......       970,550
    6,053     ChevronTexaco Corp. .....       528,124
   83,900     Exxon Mobil Corp. .......     3,350,127
                                         ------------
                                            4,848,801
                                         ------------
              Internet Software/
              Services (0.3%)
   36,000     Siebel Systems, Inc.*....       657,000
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/ Brokers
              (1.7%)
   26,200     Goldman Sachs Group, Inc.
               (The)...................  $  1,976,790
   28,100     Lehman Brothers Holdings,
               Inc. ...................     1,714,100
                                         ------------
                                            3,690,890
                                         ------------
              Major Banks (6.1%)
   71,200     Bank of America Corp. ...     5,397,672
   38,000     Bank of New York Co.,
               Inc. ...................     1,379,400
   40,000     Comerica, Inc. ..........     2,564,000
   42,200     Mellon Financial
               Corp. ..................     1,565,620
    7,000     PNC Financial Services
               Group, Inc. ............       393,750
   34,600     Wells Fargo & Co. .......     1,813,040
                                         ------------
                                           13,113,482
                                         ------------
              Major Telecommunications
              (4.1%)
  144,255     AT&T Corp. ..............     1,726,732
   80,372     SBC Communications,
               Inc. ...................     2,755,956
   97,400     Verizon Communications...     4,188,200
                                         ------------
                                            8,670,888
                                         ------------
              Managed Health Care
              (0.5%)
    9,100     CIGNA Corp. .............       965,055
                                         ------------
              Media Conglomerates
              (3.2%)
   88,500     AOL Time Warner Inc.*....     1,654,950
   68,900     Disney (Walt) Co. .......     1,578,499
   70,900     Viacom, Inc. (Class
               B)*.....................     3,471,264
                                         ------------
                                            6,704,713
                                         ------------
              Medical Specialties
              (1.3%)
   15,400     Baxter International,
               Inc. ...................       826,980
   24,700     Boston Scientific
               Corp.*..................       687,895
   14,500     Guidant Corp.*...........       580,000
   14,900     Medtronic, Inc. .........       687,635
                                         ------------
                                            2,782,510
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Motor Vehicles (1.2%)
  103,989     Ford Motor Co. ..........  $  1,835,406
    9,900     General Motors Corp. ....       615,285
                                         ------------
                                            2,450,691
                                         ------------
              Multi-Line Insurance
              (1.0%)
   22,500     American International
               Group, Inc. ............     1,506,825
    8,900     Hartford Financial
               Services Group, Inc. ...       587,400
                                         ------------
                                            2,094,225
                                         ------------
              Oil & Gas Production
              (1.2%)
   17,500     Devon Energy Corp. ......       914,375
   26,500     Kerr-McGee Corp. ........     1,539,385
                                         ------------
                                            2,453,760
                                         ------------
              Oil Refining/Marketing
              (1.1%)
   28,800     TotalFinaElf S.A. (ADR)
               (France)................     2,236,896
                                         ------------
              Oilfield Services/
              Equipment (0.6%)
   22,700     Cooper Cameron Corp.*....     1,277,329
                                         ------------
              Package Software (4.4%)
  146,500     Microsoft Corp.*.........     7,458,315
  102,300     Oracle Corp.*............       808,170
   38,600     SAP AG (ADR) (Germany)...       995,880
                                         ------------
                                            9,262,365
                                         ------------
              Pharmaceuticals: Major
              (10.4%)
   33,400     Abbott Laboratories......     1,586,500
   77,700     Bristol-Myers Squibb
               Co. ....................     2,418,024
   48,500     Johnson & Johnson........     2,975,475
    9,300     Lilly (Eli) & Co. .......       601,710
   59,500     Merck & Co., Inc. .......     3,397,450
  176,200     Pfizer, Inc. ............     6,096,520
   54,500     Pharmacia Corp. .........     2,353,855
   15,900     Schering-Plough Corp. ...       420,555
   40,100     Wyeth....................     2,225,550
                                         ------------
                                           22,075,639
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2002 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Property - Casualty
              Insurers (0.4%)
    9,900     Chubb Corp. .............  $    744,084
                                         ------------
              Pulp & Paper (0.6%)
   31,300     International Paper
               Co. ....................     1,349,030
                                         ------------
              Railroads (0.5%)
   30,800     CSX Corp. ...............     1,059,520
                                         ------------
              Recreational Products
              (0.3%)
    9,300     International Game
               Technology*.............       581,250
                                         ------------
              Regional Banks (1.6%)
  143,800     U.S. Bancorp.............     3,400,870
                                         ------------
              Restaurants (1.8%)
  124,400     McDonald's Corp. ........     3,724,536
                                         ------------
              Semiconductors (4.8%)
   69,400     Analog Devices, Inc.*....     2,541,428
   63,400     Intel Corp. .............     1,751,108
   34,800     Maxim Integrated
               Products, Inc.*.........     1,600,800
  111,700     Taiwan Semiconductor
               Manufacturing Co. Ltd.
               (ADR) (Taiwan)*.........     1,851,986
   29,400     Texas Instruments,
               Inc. ...................       842,898
   50,000     Xilinx, Inc.*............     1,763,000
                                         ------------
                                           10,351,220
                                         ------------
              Services to the Health
              Industry (0.3%)
   49,100     Healthsouth Corp.*.......       694,765
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunications
              Equipment (3.8%)
  376,200     Lucent Technologies
               Inc.*...................  $  1,749,330
  360,300     Motorola, Inc. ..........     5,761,197
   16,100     QUALCOMM Inc.*...........       509,404
                                         ------------
                                            8,019,931
                                         ------------
              Tobacco (1.2%)
   43,000     Philip Morris Companies,
               Inc. ...................     2,461,750
                                         ------------
              Trucks/Construction/Farm
              Machinery (0.7%)
   28,000     Caterpillar, Inc. .......     1,463,560
                                         ------------
              Wireless Communications
              (0.4%)
   89,400     Sprint Corp. (PCS
               Group)*.................       933,336
                                         ------------

Total Investments
(Cost $214,828,869) (a).....    99.2%     210,876,494
Other Assets In Excess Of
Liabilities.................     0.8        1,729,879
                               -----     ------------
Net Assets..................   100.0%    $212,606,373
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
   *   Non-income producing security.
   (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,476,063 and the aggregate gross unrealized depreciation is $23,428,438, resulting in net unrealized depreciation of $3,952,375.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2002

Assets:
Investments in securities, at value
  (cost $214,828,869).......................................  $210,876,494
Receivable for:
    Investments sold........................................     2,261,131
    Dividends...............................................       287,951
    Shares of beneficial interest sold......................        99,799
    Foreign withholding taxes reclaimed.....................        14,861
Prepaid expenses and other assets...........................        83,442
                                                              ------------
    Total Assets............................................   213,623,678
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest repurchased...............       331,015
    Distribution fee........................................       174,728
    Investment management fee...............................       158,125
    Investments purchased...................................       121,879
Payable to bank.............................................       146,491
Accrued expenses and other payables.........................        85,067
                                                              ------------
    Total Liabilities.......................................     1,017,305
                                                              ------------
    Net Assets..............................................  $212,606,373
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $310,614,535
Net unrealized depreciation.................................    (3,952,375)
Accumulated net realized loss...............................   (94,055,787)
                                                              ------------
    Net Assets..............................................  $212,606,373
                                                              ============
Class A Shares:
Net Assets..................................................    $6,607,957
Shares Outstanding (unlimited authorized, $.01 par value)...       845,937
    Net Asset Value Per Share...............................         $7.81
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......         $8.24
                                                              ============
Class B Shares:
Net Assets..................................................  $184,612,162
Shares Outstanding (unlimited authorized, $.01 par value)...    24,398,045
    Net Asset Value Per Share...............................         $7.57
                                                              ============
Class C Shares:
Net Assets..................................................   $13,155,969
Shares Outstanding (unlimited authorized, $.01 par value)...     1,731,926
    Net Asset Value Per Share...............................         $7.60
                                                              ============
Class D Shares:
Net Assets..................................................    $8,230,285
Shares Outstanding (unlimited authorized, $.01 par value)...     1,042,573
    Net Asset Value Per Share...............................         $7.89
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2002

Net Investment Loss:

Income
Dividends (net of $12,348 foreign withholding tax)..........  $  3,378,435
Interest....................................................        32,405
                                                              ------------
    Total Income............................................     3,410,840
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        20,409
Distribution fee (Class B shares)...........................     2,357,257
Distribution fee (Class C shares)...........................       144,047
Investment management fee...................................     2,273,024
Transfer agent fees and expenses............................       426,309
Custodian fees..............................................        67,523
Registration fees...........................................        65,429
Professional fees...........................................        55,266
Shareholder reports and notices.............................        36,612
Trustees' fees and expenses.................................        12,408
Other.......................................................        11,006
                                                              ------------
    Total Expenses..........................................     5,469,290
                                                              ------------
    Net Investment Loss.....................................    (2,058,450)
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (36,807,159)
Net change in unrealized appreciation.......................   (24,229,573)
                                                              ------------
    Net Loss................................................   (61,036,732)
                                                              ------------
Net Decrease................................................  $(63,095,182)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE YEAR    FOR THE YEAR
                                                                  ENDED          ENDED
                                                              MAY 31, 2002    MAY 31, 2001
                                                              -------------   ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................  $  (2,058,450)  $ (3,201,426)
Net realized loss...........................................    (36,807,159)   (50,142,830)
Net change in unrealized appreciation.......................    (24,229,573)    (8,967,377)
                                                              -------------   ------------
    Net Decrease............................................    (63,095,182)   (62,311,633)
                                                              -------------   ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        (36,175)    (1,479,215)
Class B shares..............................................     (1,047,547)   (45,038,388)
Class C shares..............................................        (70,366)    (2,929,114)
Class D shares..............................................        (31,602)    (1,163,038)
                                                              -------------   ------------
    Total Distributions.....................................     (1,185,690)   (50,609,755)
                                                              -------------   ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................    (65,311,885)    38,372,842
                                                              -------------   ------------

    Net Decrease............................................   (129,592,757)   (74,548,546)
Net Assets:
Beginning of period.........................................    342,199,130    416,747,676
                                                              -------------   ------------
End of Period...............................................  $ 212,606,373   $342,199,130
                                                              =============   ============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other stock exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investments, LP (the "Sub-Advisor"), formerly Miller Anderson & Sherrerd, LLP, an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.85% to the portion of daily net assets not exceeding $500 million; 0.825% to the portion of daily net assets exceeding $500 million but not exceeding $1.0 billion; and 0.80% to the portion of daily net assets in excess of $1.0 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $14,092,978 at May 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.91%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $610,137 and $1,474, respectively and received approximately $17,518 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2002 aggregated $254,563,557 and $322,949,842, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2002 the Fund had transfer agent fees and expenses payable of approximately $3,000.

5. FEDERAL INCOME TAX STATUS

At May 31, 2002, the Fund had a net capital loss carryover of approximately $72,629,000 which will be available through May 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $12,118,000 during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,058,452, accumulated net realized loss was credited $2 and net investment loss was credited $2,058,450.

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2002 continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR                    FOR THE YEAR
                                                              ENDED                           ENDED
                                                          MAY 31, 2002                    MAY 31, 2001
                                                    -------------------------       -------------------------
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     104,703   $    895,027          339,456   $  3,976,141
Reinvestment of distributions.....................       4,279         35,775          140,223      1,461,124
Redeemed..........................................    (339,078)    (2,852,564)        (372,592)    (4,133,663)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class A.................    (230,096)    (1,921,762)         107,087      1,303,602
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................   2,233,050     18,589,949        5,537,884     65,377,330
Reinvestment of distributions.....................     119,169        968,840        4,068,784     41,542,265
Redeemed..........................................  (9,845,957)   (81,335,286)      (7,167,313)   (77,482,855)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................  (7,493,738)   (61,776,497)       2,439,355     29,436,740
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     173,681      1,447,732          395,878      4,709,428
Reinvestment of distributions.....................       8,372         68,235          278,765      2,851,761
Redeemed..........................................    (505,981)    (4,194,055)        (560,027)    (6,110,686)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................    (323,928)    (2,678,088)         114,616      1,450,503
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................     576,295      4,871,658          650,124      8,170,680
Reinvestment of distributions.....................       3,098         26,149           88,838        932,799
Redeemed..........................................    (441,986)    (3,833,345)        (246,172)    (2,921,482)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................     137,407      1,064,462          492,790      6,181,997
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................  (7,910,355)  $(65,311,885)       3,153,848   $ 38,372,842
                                                    ==========   ============       ==========   ============

Morgan Stanley Equity Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                     FOR THE PERIOD
                                                                   FOR THE YEAR ENDED MAY 31,        JULY 29, 1998*
                                                              ------------------------------------      THROUGH
                                                                2002          2001          2000      MAY 31, 1999
                                                              --------      --------      --------   --------------
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........................    $9.74        $12.88        $11.76        $10.00
                                                                -----        ------        ------        ------

Income (loss) from investment operations:
    Net investment income (loss)++..........................    (0.01)        (0.01)        (0.03)         0.01
    Net realized and unrealized gain (loss).................    (1.88)        (1.64)         1.22          1.75
                                                                -----        ------        ------        ------

Total income (loss) from investment operations..............    (1.89)        (1.65)         1.19          1.76
                                                                -----        ------        ------        ------

Less distributions from net realized gain...................    (0.04)        (1.49)        (0.07)       --
                                                                -----        ------        ------        ------

Net asset value, end of period..............................    $7.81        $ 9.74        $12.88        $11.76
                                                                =====        ======        ======        ======

Total Return+...............................................   (19.46)%      (13.59)%       10.12%        17.60%(1)

Ratios to Average Net Assets(3):
Expenses....................................................     1.35%         1.27%         1.29%         1.38%(2)

Net investment income (loss)................................    (0.07)%       (0.08)%       (0.25)%        0.07%(2)

Supplemental Data:
Net assets, end of period, in thousands.....................   $6,608       $10,481       $12,483        $7,933

Portfolio turnover rate.....................................       96%          162%          184%           80%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                                                    FOR THE YEAR ENDED MAY 31,          JULY 29, 1998*
                                                              ---------------------------------------      THROUGH
                                                                2002           2001           2000       MAY 31, 1999
                                                              ---------      ---------      ---------   --------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period........................     $9.51         $12.71         $11.69         $10.00
                                                                 -----         ------         ------         ------
Income (loss) from investment operations:
    Net investment loss++...................................     (0.07)         (0.10)         (0.12)         (0.07)
    Net realized and unrealized gain (loss).................     (1.83)         (1.61)          1.21           1.76
                                                                 -----         ------         ------         ------
Total income (loss) from investment operations..............     (1.90)         (1.71)          1.09           1.69
                                                                 -----         ------         ------         ------
Less distributions from net realized gain...................     (0.04)         (1.49)         (0.07)       --
                                                                 -----         ------         ------         ------
Net asset value, end of period..............................     $7.57         $ 9.51         $12.71         $11.69
                                                                 =====         ======         ======         ======
Total Return+...............................................    (20.03)%       (14.28)%         9.32%         16.90 %(1)
Ratios to Average Net Assets(3):
Expenses....................................................      2.10%          2.04%          2.04%          2.13 %(2)
Net investment loss.........................................     (0.82)%        (0.85)%        (1.00)%        (0.68)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................  $184,612       $303,227       $374,215       $273,345
Portfolio turnover rate.....................................        96%           162%           184%            80 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                     FOR THE PERIOD
                                                                   FOR THE YEAR ENDED MAY 31,        JULY 29, 1998*
                                                              ------------------------------------      THROUGH
                                                                2002          2001          2000      MAY 31, 1999
                                                              --------      --------      --------   --------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period........................   $ 9.54        $12.73        $11.70        $10.00
                                                               ------        ------        ------        ------
Income (loss) from investment operations:
    Net investment loss++...................................    (0.06)        (0.09)        (0.12)        (0.04)
    Net realized and unrealized gain (loss).................    (1.84)        (1.61)         1.22          1.74
                                                               ------        ------        ------        ------
Total income (loss) from investment operations..............    (1.90)        (1.70)         1.10          1.70
                                                               ------        ------        ------        ------
Less distributions from net realized gain...................    (0.04)        (1.49)        (0.07)       --
                                                               ------        ------        ------        ------
Net asset value, end of period..............................   $ 7.60        $ 9.54        $12.73        $11.70
                                                               ======        ======        ======        ======
Total Return+...............................................   (19.97)%      (14.17)%        9.31%        17.10 %(1)
Ratios to Average Net Assets(3):
Expenses....................................................     2.01%         1.96%         2.04%         1.91 %(2)
Net investment loss.........................................    (0.73)%       (0.77)%       (1.00)%       (0.46)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................  $13,156       $19,604       $24,711       $15,744
Portfolio turnover rate.....................................       96%          162%          184%           80 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                                    FOR THE YEAR ENDED MAY 31,            JULY 29, 1998*
                                                              --------------------------------------         THROUGH
                                                                2002           2001           2000         MAY 31, 1999
                                                              --------       --------       --------      --------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period........................    $9.82         $12.95         $11.79           $10.00
                                                                -----         ------         ------           ------
Income (loss) from investment operations:
    Net investment income (loss)++..........................     0.01           0.02          (0.01)            0.03
    Net realized and unrealized gain (loss).................    (1.90)         (1.66)          1.24             1.76
                                                                -----         ------         ------           ------
Total income (loss) from investment operations..............    (1.89)         (1.64)          1.23             1.79
                                                                -----         ------         ------           ------
Less distributions from net realized gain...................    (0.04)         (1.49)         (0.07)          --
                                                                -----         ------         ------           ------
Net asset value, end of period..............................    $7.89         $ 9.82         $12.95           $11.79
                                                                =====         ======         ======           ======
Total Return+...............................................   (19.30)%       (13.43)%        10.43%           17.90%(1)
Ratios to Average Net Assets(3):
Expenses....................................................     1.10%          1.04%          1.04%            1.13%(2)
Net investment income.......................................     0.18%          0.15%          0.00%            0.32%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................   $8,230         $8,888         $5,339              $69
Portfolio turnover rate.....................................       96%           162%           184%              80%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equity Fund (the "Fund"), including the portfolio of investments, as of May 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equity Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 11, 2002
      --------------------------------------------------------------------

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

         During the fiscal year ended May 31, 2002, the Fund paid to its shareholders $0.04 per share from long-term capital gains.

Morgan Stanley Equity Fund

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Michael Bozic (61)                     Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Trustee since   Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:
      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Equity Fund

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Trustee since   Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Trustee since   Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).

John L. Schroeder (71)                 Trustee      Trustee since   Retired; Chairman of the                 129
c/o Mayer, Brown, Rowe & Maw                        April 1994      Derivatives Committee and Director
Counsel to the Independent Trustees                                 or Trustee of the Morgan Stanley
1675 Broadway                                                       Funds and the TCW/DW Term Trusts;
New York, NY                                                        formerly Executive Vice President
                                                                    and Chief Investment Officer of the
                                                                    Home Insurance Company (August
                                                                    1991-September 1995).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

John L. Schroeder (71)                 Director of Citizens Communications
c/o Mayer, Brown, Rowe & Maw           Company (telecommunications
Counsel to the Independent Trustees    company).
1675 Broadway
New York, NY

Morgan Stanley Equity Fund

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (69)     Chairman, Director or  Trustee since   Chairman, Director or Trustee and Chief          129
c/o Morgan Stanley Trust        Trustee and Chief      July 1991       Executive Officer of the Morgan Stanley
Harborside Financial Center,    Executive Officer                      Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and
Jersey City, NJ                                                        Director of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (54)           Trustee                Trustee since   Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               June 2000       August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Equity Fund

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President        President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        since May 1999  Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    President,      (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
                                                   General         Secretary and General Counsel (since February 1997) and
                                                   Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Treasurer       First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           since April     Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                       1989            Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania  19428

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC, Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY

MORGAN STANLEY
EQUITY FUND

Annual Report
May 31, 2002

30635 RPT